Average Annual Total Returns - Delaware Sustainable Equity Income Fund	Russell 1000 Value Index 1 Year		Russell 1000 Value Index Lifetime		Russell 1000 Value Index Inception Date		S&P 500 Dividend Aristocrats Total Return Index 1 Year		S&P 500 Dividend Aristocrats Total Return Index Lifetime		S&P 500 Dividend Aristocrats Total Return Index Inception Date		Class A 1 Year	Class A Lifetime	Class A Inception Date	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions Lifetime	Class A After Taxes on Distributions Inception Date	Class A After Taxes on Distributions and Sales 1 Year	Class A After Taxes on Distributions and Sales Lifetime	Class A After Taxes on Distributions and Sales Inception Date	Class I 1 Year	Class I Lifetime	Class I Inception Date	Class R6 1 Year	Class R6 Lifetime	Class R6 Inception Date	Class R 1 Year	Class R Lifetime	Class R Inception Date
Total	25.16%	[1]	11.47%	[1]	Apr. 20, 2017	[1]	25.99%	[1]	15.54%	[1]	Apr. 20, 2017	[1]	21.89%	14.00%	Apr. 20, 2017	19.25%	12.69%	Apr. 20, 2017	13.85%	10.86%	Apr. 20, 2017	25.22%	14.88%	Apr. 20, 2017	25.24%	14.89%	Apr. 20, 2017	24.38%	14.03%	Apr. 20, 2017

[1]	The Russell 1000 Value Index replaced the S&P 500 Dividend Aristocrats Total Return Index, the Fund’s prior benchmark index, due to the repositioning of the Fund as an actively managed, sustainable large-cap focused, equity income fund. The Russell 1000 Value Index, the Fund’s new index, measures the performance of the large-cap value segment of the U.S. equity universe. The S&P 500 Dividend Aristocrats Total Return Index, the Fund’s former index, targets companies that are currently members of the S&P 500 Index, have increased dividend payments each year for at least 25 years and meet certain market capitalization and liquidity requirements.